LONG-TERM DEBT (Tables)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of long-term debt

Long-term debt consisted of the following (in thousands, including current maturities):

	September 30, 2015	September 30, 2014
Senior Secured Credit Facility - Revolving, due June 2018	$21,000	$37,000
Senior Secured Credit Facility - Term Loan A, due June 2018, net of discount and debt issuance costs of $2,106 and $2,976 as of September 30, 2015 and 2014, respectively	109,613	117,336
Senior Secured Credit Facility - Term Loan B, due June 2018, net of discount and debt issuance costs of $14,918 and $17,078 as of September 30, 2015 and 2014, respectively	792,078	707,447
2013 9 3/4% Senior Unsecured Notes, due September 2021, net of premium and debt issuance costs of $7,333 and $7,802 as of September 30, 2015 and 2014, respectively	577,667	492,198
2005 6 7/8% Senior Subordinated Notes, due February 2015, net of debt issuance costs of $6 as of September 30, 2014	—	9,648
2012 11 % Senior Subordinated Notes, due September 2018, net of discount and debt issuance costs of $1,251 and $4,361 as of September 30, 2015 and 2014, respectively	98,939	270,829
Line of Credit	—	3,041
2009 Mohegan Tribe Promissory Note, due September 2015	—	1,750
2012 Mohegan Tribe Minor’s Trust Promissory Note, due March 2017	16,000	16,500
2013 Mohegan Tribe Promissory Note, due December 2018	7,420	7,420
Downs Lodging Credit Facility, due July 2016, net of debt issuance costs of $254 and $572 as of September 30, 2015 and 2014, respectively	40,262	44,428
Other	3,365	2,910

Long-term debt, excluding capital leases	1,666,344	1,710,507
Less: current portion of long-term debt	(55,194)	(31,552)

Long-term debt, net of current portion	$1,611,150	$1,678,955

Schedule of maturities of long-term debt

Maturities of long-term debt are as follows (in thousands, including current maturities):

Fiscal Years
2016 (1)	$67,567
2017	31,126
2018	999,671
2019	7,832
2020	337
Thereafter	585,673

Total	$1,692,206

(1)	Includes the Downs Lodging Credit Facility, due July 2016, which was refinanced in November 2015 on a long-term basis, and, accordingly, was primarily included in long-term debt, net of current portion, in the accompanying consolidated balance sheet as of September 30, 2015 (further discussed below).